Cover	Jul. 08, 2025
Cover [Abstract]
Entity Address, State or Province	MI
Central Index Key	0000062996
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	MAS
Title of 12(b) Security	Common Stock, $1.00 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	274-7400
City Area Code	313
Entity Address, Postal Zip Code	48152
Entity Address, Address Line One	17450 College Parkway,
Entity Tax Identification Number	38-1794485
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5794
Registrant Name	Masco Corporation
Amendment Flag	false
Document Period End Date	Jul. 08, 2025
Document Type	8-K
Entity Address, City or Town	Livonia,